Investment Risks	Feb. 13, 2026
Sterling Capital Ultra Short Bond ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

●	The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV, including during periods of high market volatility or other unusual market conditions.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

●	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

●	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

●	To the extent that the Fund effects its creation and redemptions in cash, as it intends regularly to do, the Fund may need to sell securities to generate the necessary funds for a redemption. Such sales may result in the Fund realizing capital gains, which under applicable tax regulations must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been in-kind. Such cash redemptions may also result in the Fund incurring brokerage costs that might not have been incurred if the purchase or redemption of Creation Units were effected in kind, and the imposition of such costs may decrease the Fund’s net asset value. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Sterling Capital Ultra Short Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will change or decline in value due to a change in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Sterling Capital Ultra Short Bond ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Sterling Capital Ultra Short Bond ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Sterling Capital Ultra Short Bond ETF | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Sterling Capital Ultra Short Bond ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Sterling Capital Ultra Short Bond ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Sterling Capital Ultra Short Bond ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Sterling Capital Ultra Short Bond ETF | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Sterling Capital Ultra Short Bond ETF | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Sterling Capital Ultra Short Bond ETF | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Sterling Capital Ultra Short Bond ETF | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Sterling Capital Ultra Short Bond ETF | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Sterling Capital Ultra Short Bond ETF | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Sterling Capital Ultra Short Bond ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.
Sterling Capital Ultra Short Bond ETF | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Sterling Capital Ultra Short Bond ETF | Variable and Floating Rate Instrument Risk
Prospectus [Line Items]
Risk [Text Block]

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Sterling Capital Ultra Short Bond ETF | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Sterling Capital Ultra Short Bond ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Sterling Capital Ultra Short Bond ETF | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Sterling Capital Ultra Short Bond ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Sterling Capital Ultra Short Bond ETF | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

Sterling Capital Ultra Short Bond ETF | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Sterling Capital Ultra Short Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.
Sterling Capital Ultra Short Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Sterling Capital Short Duration Bond ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

●	The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV, including during periods of high market volatility or other unusual market conditions.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

●	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

●	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

●	To the extent that the Fund effects its creation and redemptions in cash, as it intends regularly to do, the Fund may need to sell securities to generate the necessary funds for a redemption. Such sales may result in the Fund realizing capital gains, which under applicable tax regulations must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been in-kind. Such cash redemptions may also result in the Fund incurring brokerage costs that might not have been incurred if the purchase or redemption of Creation Units were effected in kind, and the imposition of such costs may decrease the Fund’s net asset value. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Sterling Capital Short Duration Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will change or decline due to a change in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Sterling Capital Short Duration Bond ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Sterling Capital Short Duration Bond ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Sterling Capital Short Duration Bond ETF | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Sterling Capital Short Duration Bond ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Sterling Capital Short Duration Bond ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Sterling Capital Short Duration Bond ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Sterling Capital Short Duration Bond ETF | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Sterling Capital Short Duration Bond ETF | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Sterling Capital Short Duration Bond ETF | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Sterling Capital Short Duration Bond ETF | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Sterling Capital Short Duration Bond ETF | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Sterling Capital Short Duration Bond ETF | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Sterling Capital Short Duration Bond ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.
Sterling Capital Short Duration Bond ETF | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Sterling Capital Short Duration Bond ETF | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Sterling Capital Short Duration Bond ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Sterling Capital Short Duration Bond ETF | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Sterling Capital Short Duration Bond ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Sterling Capital Short Duration Bond ETF | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

Sterling Capital Short Duration Bond ETF | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Sterling Capital Short Duration Bond ETF | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Sterling Capital Short Duration Bond ETF | Foreign Currency Transaction Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Sterling Capital Short Duration Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.
Sterling Capital Short Duration Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.